IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.

6300 Lamar Avenue
P.O. Box 29217
SHAWNEE MISSION, KS
66201-9217

March 10, 2009

SECURITIES AND EXCHANGE COMMISSION
100 F Street, N.E.
Washington, D.C. 20549

RE:   Ivy Funds Variable Insurance Portfolios, Inc. (Registrant)
         Files Nos. 811-5017 and 33-11466/CIK # 810016

Dear Sir or Madam:

On behalf of the Registrant, we are transmitting for electronic filing a Definitive Proxy Statement (Statement) for Ivy Funds Variable Insurance Portfolios, Inc. pursuant to Schedule 14(a) of the Securities Exchange Act of 1934. The Statement includes changes such as shareholder information as of Record Date and also contains changes to the Preliminary Proxy Statement made in response to comments issued by the Registrant's examiner.

If you have any questions or comments concerning the foregoing, please contact me at 913/236-2432.

Very truly yours,

/s/ Mara Herrington
Vice President and Secretary